CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2011 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY	Dec. 31, 2011 ZHEJIANG JIAHUAN CNY
Cash flows from operating activities:
Net income/(loss)	$ (18)		$ (429)		$ 521		5,298	(1,501)	39,390	2,308	1,535	(4,764)
(Used in)/ adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	108		130		182		2,956	3,017	2,694	2,461	2,028	1,997
Amortisation of intangible asset							395	164	134	163	163	163
Amortisation of land use right							141	177	148
(Gain)/loss on disposal of property, plant and equipment		1		22		(328)	(40)	4,186	107
Non-controlling interest in profits/(loss) of subsidiaries	113		309		(531)
Equity in profit/loss of affiliates	(325)		(9)		(1,131)
(Gain)/loss on disposal of intangible asset							(23)	92
Deferred tax assets	26		25		(18)		(446)	784	(993)
Decrease/(increase) in current assets:
Accounts receivable, net	(993)		655		(70)		79,243	(38,607)	(92,916)	(4,115)	(1,349)	5,053
Restricted cash										(10)	(1,459)
Note receivables										(2,942)	6,285	2,887
Other receivables										(1,094)	1,127	(2,498)
Dividend received											210
Amounts due from owners								2	212
Prepayments and other current assets	(436)		925		(150)		(52,792)	(27,508)	(37,458)
Inventories	159		(70)		737		(5,822)	(542)	(6,502)	(6,520)	(9,725)	(8,530)
Income tax recoverable
Increase/(decrease) in current liabilities:
Accounts payable	(598)		838		(271)		(76,615)	43,737	89,956	5,457	4,570	(3,200)
Amount due to owner							9		(1,600)
Note payable											(1,183)	1,183
Other payables and accrued expenses	(299)		327		(671)		48,898	(2,501)	(435)	(920)	(8,251)	3,574
Other taxes payable							6,040	(11,579)	8,225
Income tax payable							(5,175)	(1,203)	6,405	805	211	(1,927)
Taxation payable	(293)		71		(185)
Other long-term liability										(87)	102	(195)
Net cash provided/(used in) by operating activities	(2,555)		2,794		(1,915)		2,067	(31,282)	7,367	(4,494)	(5,736)	(6,257)
Cash flows from investing activities:
Purchase of intangible asset							(39)	(126)	(2,985)
Purchase of short term investments												200
Purchase of property, plant and equipment	(51)		(41)		(63)		(1,983)	(3,358)	(2,690)	(1,404)	(3,540)	(1,003)
Sales proceeds from intangible assets							110
Proceeds on disposal of property, plant and equipment	1		2		491		69
Purchase of non-controlling interest of subsidiaries					(238)
Proceeds from sales of long term investments											(556)	561
Dividend received from affiliates	246				779
Investments in affiliates					(435)
Restricted cash for issuance of bank guarantees	274		(593)		563
Dividend paid to non-controlling interest	(134)
Net cash (used in)/provided by investing activities	336		(632)		1,097		(1,843)	(3,484)	(5,675)	(1,404)	(4,096)	(242)
Cash flows from financing activities:
Repayment of bank borrowings							(88,100)	(41,000)	(20,500)	(18,200)	(300)
Advance of bank borrowings							92,790	60,000	51,000	26,800		3,500
Capital injection									6,000
Increase in amount due from shareholders										850	8,140
Dividend paid to owners							(6,120)		(12,785)	(2,250)
Issuance of ordinary shares on exercise of options
Purchase of treasury stock			(33)		(94)
Net cash (used in)/provided by financing activities			(33)		(94)		(1,430)	19,000	23,715	7,200	7,840	3,500
Effect of exchange rate changes on cash and cash equivalents	157				121
Net (decrease)/increase in cash and cash equivalents	(2,062)		2,129		(791)		(1,206)	(15,766)	25,407	1,302	(1,992)	(2,999)
Cash and cash equivalents, beginning of year	7,468		5,339		6,130		22,668	38,434	13,027	3,565	5,557	8,556
Cash and cash equivalents, end of year	5,406		7,468		5,339		21,462	22,668	38,434	4,867	3,565	5,557
Supplementary information
Interest received	45		46		60		194	149	124	32	68	124
Interest paid							4,695	3,920	1,802	(1,702)	(1,574)	(1,017)
Income taxes paid	340		8		176		396	6,348	3,229			(1,893)
Income tax refund										786	211